OTHER FINANCIAL DATA - TRANSACTIONS WITH AFFILATIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Transactions With Affiliates Disclosure [Line Items]
Due to affiliate, current	$ 4
Interest rate on due from affiliate	4.00%
Loan to unconsolidated affiliate, principal	14
San Diego Gas and Electric Company and Subsidiary [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current	1		39
Due to affiliate, current	39		19
Revenue from related parties	12		9		7
Southern California Gas Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current	21		24
Due to affiliate, current	16		37
Revenue from related parties	70		46		53
Due to/from Sempra Energy | San Diego Gas and Electric Company and Subsidiary [Member]
Transactions With Affiliates Disclosure [Line Items]
Due to affiliate, current	25		19
Income taxes due from (to) Sempra Energy	70	[1]	12	[1]
Due to/from Sempra Energy | Southern California Gas Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current	0		24
Due to affiliate, current	16		0
Income taxes due from (to) Sempra Energy	18	[1]	99	[1]
Subsidiary Of Common Parent S D G E [Member] | Southern California Gas Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due to affiliate, current	0		37
Subsdiary Of Common Parent So Cal Gas [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current	0		37
Subsidiary Of Common Parent Other Affiliates [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current	1		2
Due to affiliate, current	14		0
Subsidiary Of Common Parent Other Affiliates [Member] | Southern California Gas Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current	$ 21		$ 0

[1]	SDG&E and SoCalGas are included in the consolidated income tax return of Sempra Energy and are allocated income tax expense from Sempra Energy in an amount equal to that which would result from the companies’ having always filed a separate return.